Employee benefits liabilities - changes in the benefit obligations and fair value of plan assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	€ 6,996
Other:
Net defined benefit liability (asset), end of period	7,395	€ 6,996
Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	25,802
Other:
Net defined benefit liability (asset), end of period	28,106	25,802
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	3,961	4,324
Included in the Consolidated Income Statement	398	509	€ 442
Actuarial (gains)/losses from:
Demographic assumptions	(359)	(196)
Financial assumptions	2,773	(1,530)
Return on assets	(2,454)	1,530
Changes in the effect of limiting net assets	3	(1)
Changes in exchange rates	56	208
Other:
Employer contributions	(48)	(756)
Plan participant contributions	0	0
Benefits paid	(14)	(12)
Settlements paid	0	0
Transfer to Liabilities held for sale	0	(142)
Other changes	(3)	27
Net defined benefit liability (asset), end of period	4,313	3,961	4,324
Pension benefits | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	22,767	25,528
Included in the Consolidated Income Statement	1,111	1,189
Actuarial (gains)/losses from:
Demographic assumptions	(359)	(196)
Financial assumptions	2,773	(1,530)
Return on assets	0	0
Changes in the effect of limiting net assets	0	0
Changes in exchange rates	618	792
Other:
Employer contributions	0	0
Plan participant contributions	2	2
Benefits paid	(1,520)	(1,568)
Settlements paid	(394)	(1,187)
Transfer to Liabilities held for sale	0	(268)
Other changes	26	5
Net defined benefit liability (asset), end of period	25,024	22,767	25,528
Pension benefits | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	(18,819)	(21,218)
Included in the Consolidated Income Statement	(713)	(680)
Actuarial (gains)/losses from:
Demographic assumptions	0	0
Financial assumptions	0	0
Return on assets	(2,454)	1,530
Changes in the effect of limiting net assets	0	0
Changes in exchange rates	(564)	(584)
Other:
Employer contributions	(48)	(756)
Plan participant contributions	(2)	(2)
Benefits paid	1,506	1,556
Settlements paid	394	1,187
Transfer to Liabilities held for sale	0	126
Other changes	(29)	22
Net defined benefit liability (asset), end of period	(20,729)	(18,819)	(21,218)
Pension benefits | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	13	14
Included in the Consolidated Income Statement	0	0
Actuarial (gains)/losses from:
Demographic assumptions	0	0
Financial assumptions	0	0
Return on assets	0	0
Changes in the effect of limiting net assets	3	(1)
Changes in exchange rates	2	0
Other:
Employer contributions	0	0
Plan participant contributions	0	0
Benefits paid	0	0
Settlements paid	0	0
Transfer to Liabilities held for sale	0	0
Other changes	0	0
Net defined benefit liability (asset), end of period	18	13	14
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Included in the Consolidated Income Statement	115	110	120
Health care and life insurance plans | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	2,216	2,279
Included in the Consolidated Income Statement	115	110
Actuarial (gains)/losses from:
Demographic assumptions	(215)	37
Financial assumptions	251	(161)
Changes in exchange rates	57	81
Other:
Benefits paid	(135)	(128)
Transfer to Liabilities held for sale	0	(2)
Net defined benefit liability (asset), end of period	2,289	2,216	2,279
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Included in the Consolidated Income Statement	20	23	23
Other post-employment benefits | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	819	987
Included in the Consolidated Income Statement	20	23
Actuarial (gains)/losses from:
Demographic assumptions	11	2
Financial assumptions	41	(5)
Changes in exchange rates	3	(3)
Other:
Benefits paid	(90)	(50)
Transfer to Liabilities held for sale	20	98
Other changes	9	(37)
Net defined benefit liability (asset), end of period	€ 793	€ 819	€ 987